Fair Value Measurement - Schedule of Valuation Processes (Detail) - Level 3 - Market Approach Valuation Technique - Natural Gas Liquids $ in Millions	Dec. 31, 2016 USD ($) $ / Gallon
Derivative Financial Instruments, Liabilities
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Fair Value, Liabilities | $	$ 23
Derivative Financial Instruments, Liabilities | Minimum
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Forward Curve Range	0.25
Derivative Financial Instruments, Liabilities | Maximum
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Forward Curve Range	1.23
Derivative Financial Instruments, Assets
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Fair Value, Assets | $	$ 14
Derivative Financial Instruments, Assets | Minimum
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Forward Curve Range	0.25
Derivative Financial Instruments, Assets | Maximum
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Forward Curve Range	1.20